PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)				Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 92.1%
	U.S. TREASURY BILLS — 92.1%
100,000	United States Treasury Bill(a) (d)			4.1989	02/11/25	$ 99,906
240,000	United States Treasury Bill(a) (d)			4.1899	02/18/25	239,576
100,000	United States Treasury Bill(a) (d)			4.2034	02/25/25	99,741
170,000	United States Treasury Bill(a) (d)			4.1655	03/04/25	169,418
120,000	United States Treasury Bill(a) (d)			4.1890	03/11/25	119,493
450,000	United States Treasury Bill(a) (d)			4.1736	03/18/25	447,731
145,000	United States Treasury Bill(a) (d)			4.1946	03/25/25	144,151
150,000	United States Treasury Bill(a) (d)			4.1968	04/01/25	149,000
270,000	United States Treasury Bill(a) (d)			4.1925	04/08/25	267,989
70,000	United States Treasury Bill(a) (d)			4.2059	04/15/25	69,423
175,000	United States Treasury Bill(a) (d)			4.2207	04/22/25	173,419
90,000	United States Treasury Bill(a) (d)			4.2202	04/29/25	89,113
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,068,471)					2,068,960

Shares						Fair Value
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
35,782	Dreyfus Government Cash Management, Class I, 4.27% (Cost $35,782)(b)(d)					35,782

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.2%	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
11	S&P 500 Index	FCS	02/06/2025	$ 5,590	$ 6,644,583	$ 577
11	S&P 500 Index	FCS	02/07/2025	5,540	6,644,583	715
11	S&P 500 Index	FCS	02/07/2025	5,570	6,644,583	770
11	S&P 500 Index	FCS	02/07/2025	5,575	6,644,583	798
11	S&P 500 Index	FCS	02/07/2025	5,590	6,644,583	798
2	S&P 500 Index	FCS	02/07/2025	5,605	1,208,106	155
1	S&P 500 Index	FCS	02/07/2025	5,610	604,053	77
1	S&P 500 Index	FCS	02/07/2025	5,615	604,053	82
2	S&P 500 Index	FCS	02/07/2025	5,625	1,208,106	165
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,747)					4,137

	TOTAL INDEX OPTIONS PURCHASED (Cost - $4,747)					4,137

	TOTAL INVESTMENTS - 93.9% (Cost $2,109,000)					$ 2,108,879
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds received - $6,511)					(6,345)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.4%					144,247
	NET ASSETS - 100.0%					$ 2,246,781

PRINCETON ADAPTIVE PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2025

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.3)%	Broker	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.3)%
11	S&P 500 Index	FCS	02/06/2025	$ 5,690	$ 6,644,583	$ 825
11	S&P 500 Index	FCS	02/07/2025	5,640	6,644,583	990
11	S&P 500 Index	FCS	02/07/2025	5,670	6,644,583	1,182
11	S&P 500 Index	FCS	02/07/2025	5,675	6,644,583	1,183
11	S&P 500 Index	FCS	02/07/2025	5,690	6,644,583	1,320
2	S&P 500 Index	FCS	02/07/2025	5,705	1,208,106	265
1	S&P 500 Index	FCS	02/07/2025	5,710	604,053	135
1	S&P 500 Index	FCS	02/07/2025	5,715	604,053	140
2	S&P 500 Index	FCS	02/07/2025	5,725	1,208,106	305
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $6,511)					6,345

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $6,511)					$ 6,345

FCS	- StoneX Financial Inc.
(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $2,068,942.